Operating leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year
Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year are:

Years ended December 31,
(Millions of dollars)
2016	2017	2018	2019	2020	Thereafter	Total
$237	$183	$140	$93	$68	$205	$926